Other Receivables (Details) - USD ($)	Feb. 01, 2026	Jan. 20, 2026
Other Receivables [Line Items]
Maximum outstanding principal amount	$ 2,000,000
Outstanding loan amount	$ 1,186,391
Maximum [Member]
Other Receivables [Line Items]
Interest free loans to third-parties		$ 440,470
Minimum [Member]
Other Receivables [Line Items]
Interest free loans to third-parties		$ 146,824